Provisions - Summary of Changes in Provisions (Detail) $ in Millions	12 Months Ended
Jan. 31, 2019 CAD ($)
Disclosure of Provisions [line items]
Balance as at January 31, 2018	$ 465.1
Expensed during the year	595.1
Additions through business combinations	2.7
Paid during the year	(554.5)
Reversed during the year	(6.9)
Effect of foreign currency exchange rate changes	20.1
Unwinding of discount and effect of changes in discounting estimates	(1.4)
Balance as at January 31, 2019	520.2
Product related provisions [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2018	373.9
Expensed during the year	582.2
Additions through business combinations	2.7
Paid during the year	(507.4)
Reversed during the year	(3.5)
Effect of foreign currency exchange rate changes	15.6
Unwinding of discount and effect of changes in discounting estimates	(1.4)
Balance as at January 31, 2019	462.1
Restructuring provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2018	2.1
Expensed during the year	0.3
Paid during the year	(1.7)
Reversed during the year	(0.1)
Balance as at January 31, 2019	0.6
Other Provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2018	89.1
Expensed during the year	12.6
Paid during the year	(45.4)
Reversed during the year	(3.3)
Effect of foreign currency exchange rate changes	4.5
Balance as at January 31, 2019	$ 57.5